Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
OTHER INCOME
22	OTHER INCOME

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Interest income	49	7,323	18,507	4,140
Wage subsidy	29,900	-	-	-
Gain on disposal of unquoted investment, FVPL	1,542,200	-	-	-
Gain on disposal of property and equipment	6,501	-	-	-
Foreign exchange gain, net	-	-	931,340	208,335
IPO conference	-	502,949	-	-
Reimbursement income for expenses incurred	153,693	241,979	18,730	4,190
Others	-	-	111,430	24,926
Total	1,732,343	752,251	1,080,007	241,591

In 2022, the Wage Subsidy Program (“WSP”) is a financial assistance introduced in Malaysia paid to employers, to help employers affected economically by the COVID-19 pandemic to continue operations and avoid the loss of jobs and income streams.

In 2022, the gain on disposal of unquoted investment, FVPL related to the disposal of shares in DFA Robotics Co., Ltd to a third party.